Significant Balance Sheet Components - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued professional services	$ 2,229	$ 2,091	$ 714
Accrued payroll and benefits	168	205	304
Accrued interest expense	510	659	9
Other accrued expenses	414	544	26
Total accrued expenses and other current liabilities	$ 3,321	$ 3,499	$ 1,053